Commitment and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged

(in thousands of $)	December 31, 2023	December 31, 2022

Book value of vessels secured against long-term debt	428,617	—
Book value of newbuildings secured against long-term debt	132,646	176,145
Total	561,263	176,145

Summary of commitments outstanding	As of December 31, 2023, the outstanding commitments under the six newbuilding contracts, including the installation of the scrubbers are as follows:

(in thousands of $)
2024	306,000
Total	306,000